Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of condensed financial information of the Group's equity investments
The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule
4-08
of Regulation
S-X:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)

Revenues	145,582	160,554	149,237
Gross profit	39,736	47,369	48,134
Income/(loss) from operations	1,877	(2,158)	(274)
Net loss	(250)	(1,583)	(1,733)
Net income/(loss) attributable to the investees’ ordinary shareholders	675	(1,327)	(1,506)

	As of December 31,
	2022	2023

	(RMB in millions)

Current assets	149,946	155,283
Non-current assets	142,288	145,171
Current liabilities	116,158	118,886
Non-current liabilities	54,494	50,228
Non-controlling interests	623	359

Yonghui
Schedule of investment accounted for using equity method
Investment in Yonghui is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2022	2023

	(RMB in millions)
Carrying value of investment in Yonghui’s ordinary shares	4,056	3,426
Proportionate share of Yonghui’s net tangible and intangible assets	1,768	1,477

Positive basis difference	2,288	1,949

Positive basis difference has been assigned to:
Goodwill(*)	1,111	845
Amortizable intangible assets (**)	1,569	1,472
Deferred tax liabilities	(392)	(368)

	2,288	1,949

(*)
In the third quarter of 2021 and fourth quarter of 2023, the Group conducted impairment assessments on its investment in Yonghui considering the duration and severity of the decline of Yonghui’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB1,492 million and RMB266 million, respectively, to write down the carrying value of its investment in Yonghui to its fair value, based on quoted closing prices of Yonghui as of September 30, 2021 and December 31, 2023.

(**)	As of December 31, 2023, the weighted average remaining life of the amortizable intangible assets not included in Yonghui’s consolidated financial statements was 12 years.

ATRenew
Schedule of investment accounted for using equity method
The investment in ATRenew is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31,
	2022	2023

	(RMB in millions)
Carrying value of investment in ATRenew’s ordinary shares	1,449	677
Proportionate share of ATRenew’s net tangible and intangible assets	2,080	1,308

N egative basis difference	(631)	(631)

Negative basis difference has been assigned to:
Amortizable intangible assets (**)	(450)	(450)
Deferred tax liabilities	(181)	(181)

	(631)	(631)

(*)
In the fourth quarter of 2021 and the second quarter of 2022, the Group conducted impairment assessments on its investment in ATRenew considering the duration and severity of the decline of ATRenew’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB3,909 million and RMB1,191 million, respectively, to write down the carrying value of its investment in ATRenew to its fair value, based on quoted closing prices of ATRenew as of December 31, 2021 and June 30, 2022, respectively.

(**)
As of December 31, 2023, the negative basis difference between carrying value of investment in ATRenew and proportionate share of ATRenew’s net tangible and intangible assets was RMB631 million. This difference would not be amortized.